Summarized Status of Nonvested Shares and Changes during Periods (Detail) (Unvested Restricted Awards, USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Unvested Restricted Awards
Shares
Outstanding at beginning of year	554,000		618,000		821,000
Granted	1,667,246	[1]	310,690	[1]	206,040	[1]
Vested	(328,000)		(366,000)		(376,000)
Forfeited/canceled	(110,000)		(9,000)		(33,000)
Outstanding at end of year	1,783,000		554,000		618,000
Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	$ 19.96		$ 16.80		$ 16.91
Granted	$ 24.75	[1]	$ 21.47	[1]	$ 17.67	[1]
Vested	$ 19.95		$ 15.91		$ 17.60
Forfeited/canceled	$ 23.82		$ 19.85		$ 15.71
Outstanding at end of year	$ 24.19		$ 19.96		$ 16.80

[1]	Includes the issuance of approximately 870,361 stock replacement awards in connection with the acquisition of NetSpend. These awards had a market value of $21.5 million. A portion of the expense associated with these options has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 23.